Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMMERCE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The National Tax-Free Intermediate Bond Fund

The Missouri Tax-Free Intermediate Bond Fund

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated August 14, 2014 to the

Prospectus dated March 1, 2014 (the “Prospectus”)

Effective immediately, the following disclosures in the Prospectus have been amended and restated in their entirety.

The following replaces the principal investment strategy entitled “Credit Quality” for each of the Tax-Free Funds on pages 25, 30 and 35 of the Prospectus:

Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.

Commerce National Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The National Tax-Free Intermediate Bond Fund

Supplement dated August 14, 2014 to the

Prospectus dated March 1, 2014 (the “Prospectus”)

Effective immediately, the following disclosures in the Prospectus have been amended and restated in their entirety.

The following replaces the principal investment strategy entitled “Credit Quality” for each of the Tax-Free Funds on pages 25, 30 and 35 of the Prospectus:

Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.

Commerce Missouri Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Missouri Tax-Free Intermediate Bond Fund

Supplement dated August 14, 2014 to the

Prospectus dated March 1, 2014 (the “Prospectus”)

Effective immediately, the following disclosures in the Prospectus have been amended and restated in their entirety.

The following replaces the principal investment strategy entitled “Credit Quality” for each of the Tax-Free Funds on pages 25, 30 and 35 of the Prospectus:

Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.

Commerce Kansas Tax-Free Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cf_SupplementTextBlock

THE COMMERCE FUNDS

The Kansas Tax-Free Intermediate Bond Fund

Supplement dated August 14, 2014 to the

Prospectus dated March 1, 2014 (the “Prospectus”)

Effective immediately, the following disclosures in the Prospectus have been amended and restated in their entirety.

The following replaces the principal investment strategy entitled “Credit Quality” for each of the Tax-Free Funds on pages 25, 30 and 35 of the Prospectus:

Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) both subsequently and at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. Subsequent to purchase, the Funds’ municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non-investment grade) securities.